Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

Those assets and liabilities which will continue to be measured at fair value on a recurring basis are as follows:

SUMMARY OF RECURRING FAIR VALUE MEASUREMENTS

		Category Used for Fair Value Measurement
	Total	Level 1	Level 2	Level 3
December 31, 2013
Assets:
Investment securities available for sale:
U.S. Treasury securities	$2,500	$2,500	$—	$—
U.S. Government agency securities	4.407	—	4.407	—
U.S. Government agency mortgage-backed securities	318,064	—	318,064	—
Other mortgage-backed securities	293	—	293	—
State and municipal securities	30,453	—	30,453	—
Trust preferred securities	7,967	—	—	7,967
Collateralized loan obligations	73,229	—	73,229	—
Other securities	3,184	3,184	—	—
Hedged commercial loans	22,435	—	22,435	—
Residential loans held-for-sale	20,662	—	20,662	—
Interest rate lock commitments on residential mortgages	119	—	—	119
Interest rate swaps	23,299	—	23,299	—
Interest rate floor	132	—	132	—
Liabilities:
Fair value interest rate swaps	1,635	—	1,635	—
Interest rate swaps	23,526	—	23,526	—
Interest rate floor	132	—	132	—
December 31, 2012
Assets:
Investment securities available for sale:
U.S. Treasury securities	$10,011	$10,011	$—	$—
U.S. Government agency securities	4,949	—	4,949	—
U.S. Government agency mortgage-backed securities	354,978	—	354,978	—
Other mortgage-backed securities	286	—	286	—
State and municipal securities	40,170	—	40,170	—
Trust preferred securities	5,882	—	—	5,882
Corporate bonds	25,442	—	25,442	—
Other securities	1,464	1,464	—	—
Hedged commercial loans	30,454	—	30,454	—
Residential loans held-for-sale	99,013	—	99,013	—
Interest rate lock commitments on residential mortgages	847	—	—	847
Interest rate swaps	40,594	—	40,594	—
Interest rate floor	275	—	275	—
Liabilities:
Fair value interest rate swaps	3,503	—	3,503	—
Interest rate swaps	40,646	—	40,646	—
Interest rate floor	275	—	275	—

Summary of Assets Measured at Fair Value on Non Recurring Basis

At December 31, 2013 and 2012, these assets were valued in accordance with GAAP, and except for impaired loans, real estate owned and SBA servicing assets included in the following table, did not require fair value disclosure under the provisions of FASB ASC 820. The related changes in fair value for the years ended December 31, 2013 and 2012 are as follows:

SUMMARY OF NON-RECURRING FAIR VALUE MEASUREMENTS

		Category Used for Fair Value Measurement			Total (Losses) Gains Or Changes in Net Assets
	Total	Level 1	Level 2	Level 3
December 31, 2013
Assets:
Impaired loans	$10,353	$—	$—	$10,353	$(17,131)
Real estate owned	726	—	—	726	(75)
SBA servicing asset	364	—	—	364	(25)
December 31, 2012
Assets:
Impaired loans	$75,550	$—	$—	$75,550	$(33,105)
Commercial real estate loans held-for-sale	21,922		21,922	—	5,890
Real estate owned	1,881	—	—	1,881	(1,322)
SBA servicing asset	389			389	(95)

Valuation Methods for Determining Fair Value of Impairment Loans

The following table summarizes the Company’s appraisal approach based upon loan category.

Loan Category Used for Impairment Review	Method of Determining the Value
Loans less than $1 million	Evaluation or restricted use appraisal
Loans $1 million or greater
Existing appraisal 18 months or less	Restricted use appraisal
Existing appraisal greater than 18 months	Summary form appraisal
Commercial loans secured primarily by residential real estate
Loans less than $1 million	Automated valuation model
Loans $1 million or greater	Summary form appraisal
Non-commercial loans secured primarily by residential real estate
Loans less than $250,000	Automated valuation model or Summary form appraisal
Loans $250,000 or greater	Summary form appraisal

Carrying Amounts and Estimated Fair Values of Financial Assets and Liabilities

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF FINANCIAL ASSETS AND LIABILITIES

December 31,	2013		2012
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and due from banks	$38,075	$38,075	$51,564	$51,564
Interest-earning bank balances	229,687	229,687	92,052	92,052
Restricted Cash	26,000	26,000	26,000	26,000
Investment securities available for sale	440,097	440,097	443,182	443,182
Investment securities held to maturity	681	692	912	960
Loans receivable, net	2,079,732	1,964,856	2,203,307	2,055,025
Loans held-for-sale	20,662	20,662	123,005	123,005
Hedged commercial loans (1)	22,435	22,435	26,980	26,980
Restricted equity investments	17,019	17,019	17,886	17,886
Interest rate lock commitments on residential mortgages	119	119	847	847
Interest rate swaps	23,299	23,299	40,594	40,594
Interest rate floor	132	132	275	275
Liabilities:
Demand deposits	1,740,298	1,795,685	1,751,183	1,729,671
Savings deposits	266,573	272,264	264,155	262,636
Time deposits	614,700	615,735	697,886	695,093
Securities sold under agreements to repurchase – customers	478	478	1,968	1,968
Advances from FHLBNY	60,956	61,072	61,415	62,784
Securities sold under agreements to repurchase – FHLBNY	—	—	—	—
Junior subordinated debentures	92,786	63,747	92,786	57,072
Fair value interest rate swaps	1,632	1,632	3,503	3,503
Interest rate swaps	23,526	23,526	40,646	40,646
Interest rate floor	132	132	275	275

(1)	Includes positive market value adjustment of $1.6 million and $3.5 million at December 31, 2013 and December 31, 2012, respectively, which is equal to the change in value of related interest rate swaps designated as fair value hedges of these hedged loans in accordance with FASB ASC 815.

Interest Rate Lock Commitments [Member]
Summary of Level 3 Fair Value Measurement Activity

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS – LEVEL 3

INTEREST RATE LOCK COMMITMENTS ON RESIDENTIAL MORTGAGES

For the Years Ended December 31,	2013	2012
Balance, beginning of year	$847	$—
Total gains (losses), realized/unrealized:
Included in earnings(1)	(728)	847
Included in accumulated other comprehensive income (loss)	—	—
Transfers into Level 3	—	—

Balance, end of year	$119	847

(1)	Amount included in mortgage banking revenue, net on the consolidated statements of operations.

Investment Securities [Member]
Summary of Level 3 Fair Value Measurement Activity

The following provides details of the Level 3 fair value measurement activity for the years ended December 31, 2013 and 2012:

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS – LEVEL 3

INVESTMENT SECURITIES

For the Years Ended December 31,	2013	2012
Balance, beginning of year	$5,882	$4,908
Total gains (losses), realized/unrealized:
Included in earnings	—	—
Included in accumulated other comprehensive income	2,085	974
Purchases	10,500	—
Maturities	—	—
Prepayments	—	—
Calls	—	—
Transfers out of Level 3	(10,500)	—

Balance, end of year	$7,967	$5,882